CASH AND RESTRICTED CASH (Tables)	12 Months Ended
Dec. 31, 2024
CASH AND RESTRICTED CASH
Schedule of reconciliation of cash and restricted cash in the consolidated balance sheets to the amounts in the consolidated statements of cash flows

	As of December 31,
	2023	2024

Cash	7,354,809	7,867,659
Restricted cash - current assets	39,367	67,419
Restricted cash - non-current assets	103,146	158,452

Total cash and restricted cash of continuing operations shown in the consolidated statements of cash flows	7,497,322	8,093,530